Average Annual Total Returns - Telecommunications UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Select TelecommunicationsSM Index OneYear		Dow Jones U.S. Select TelecommunicationsSM Index FiveYears		Dow Jones U.S. Select TelecommunicationsSM Index TenYears
Total	0.05%	3.20%	6.18%	Jun. 19, 2000	(0.09%)	2.77%	5.83%	0.12%	2.47%	4.97%	(1.06%)	2.14%	5.11%	Jun. 19, 2000	18.40%	[1]	15.22%	[1]	13.88%	[1]	4.33%	[1]	3.74%	[1]	5.50%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.